Borrowing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes payable future debt payments	Future debt payments owed under the Fortress Agreement are as follows:

Years ending December 31:
2016	$3,627,398
2017	5,545,221
Total	$9,172,619

Future debt payments owed under the Fortress Agreement are as follows:

Years ending December 31:
2016	$6,157,893
2017	4,614,473
Total	$10,772,366

Schedule of warrant fair value assumptions
The Company estimated the fair value of the warrant to be $153,759, using the Black-Scholes option pricing model. The fair value of the warrant as of November 1, 2014 was estimated using the following assumptions:

Expected volatility	60%
Risk free rate	1.62%
Dividend yield	0%
Expected term (in years)	5.00

The Company estimated the fair value of the warrant to be $153,759, using the Black-Scholes option pricing model. The fair value of the warrant as of November 1, 2014 was estimated using the following assumptions:

Expected volatility	60%
Risk free rate	1.62%
Dividend yield	0%
Expected term (in years)	5.00